Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities

6. Other Liabilities

At December 31, 2012, other accrued liabilities consisted of accrued expenses for services of $103,000 and payroll withholding liabilities of $24,000. At December 31, 2011, other accrued liabilities consisted of accrued expenses for services of $53,000 and payroll withholding liabilities of $33,000.